Investments (Details) - Anglo Pacific Group [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Cost	$ 985
Accumulated unrealized loss	25
Foreign exchange loss	48
Fair value	$ 912